Financial Instruments - Summary of Foreign Currency Risk from Non-derivative Financial Instruments (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables		₨ 119,984		₨ 98,656
Cash and cash equivalents		103,836	$ 1,369	169,793	₨ 144,499
Other assets		48,998		13,333
Lease liabilities		(24,233)		(21,182)
Currency risk [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables		64,658		61,582
Unbilled receivables		34,819		14,583
Contract assets		13,943		10,463
Cash and cash equivalents		22,499		20,644
Other assets		51,357		90,681
Lease liabilities		(9,912)		(9,926)
Trade payables, accrued expenses and other liabilities		(56,359)		(35,513)
Net assets/ (liabilities)		121,005		152,514
U.S.Dollar [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables		34,969		33,421
Unbilled receivables		22,003		9,255
Contract assets		4,239		5,111
Cash and cash equivalents		13,603		11,838
Other assets		44,559		73,212
Lease liabilities		(3,813)		(3,800)
Trade payables, accrued expenses and other liabilities		(28,907)		(23,187)
Net assets/ (liabilities)		86,653		105,850
EURO [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables		9,429		9,094
Unbilled receivables		3,928		1,681
Contract assets		3,417		1,121
Cash and cash equivalents		2,808		1,385
Other assets		3,980		3,981
Lease liabilities		(3,449)		(2,684)
Trade payables, accrued expenses and other liabilities		(9,087)		(3,569)
Net assets/ (liabilities)		11,026		11,009
Great British Pound [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables		10,016		9,334
Unbilled receivables		3,522		1,740
Contract assets		3,968		2,755
Cash and cash equivalents		966		2,052
Other assets		354		9,116
Lease liabilities		(958)		(1,575)
Trade payables, accrued expenses and other liabilities		(9,784)		(4,370)
Net assets/ (liabilities)		8,084		19,052
Australian Dollar [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables		4,455		4,101
Unbilled receivables		2,159		803
Contract assets		1,194		838
Cash and cash equivalents		537		765
Other assets		519		2
Lease liabilities		(189)		(202)
Trade payables, accrued expenses and other liabilities		(1,725)		(1,415)
Net assets/ (liabilities)		6,950		4,892
Canadian Dollar [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables		1,711		1,436
Unbilled receivables		872		283
Contract assets		168		102
Cash and cash equivalents		1,936		1,876
Other assets		626		891
Lease liabilities		(83)		(117)
Trade payables, accrued expenses and other liabilities		(663)		(350)
Net assets/ (liabilities)		4,567		4,121
Other currencies [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	[1]	4,078		4,196
Unbilled receivables	[1]	2,335		821
Contract assets	[1]	957		536
Cash and cash equivalents	[1]	2,649		2,728
Other assets	[1]	1,319		3,479
Lease liabilities	[1]	(1,420)		(1,548)
Trade payables, accrued expenses and other liabilities	[1]	(6,193)		(2,622)
Net assets/ (liabilities)	[1]	₨ 3,725		₨ 7,590

[1]	Other currencies reflect currencies such as Swiss Franc, Singapore Dollar, UAE Dirhams etc.